ACQUISITION (Schedule of Pro Forma Information) (Details) (USD $)	0 Months Ended		3 Months Ended		12 Months Ended		0 Months Ended
	Apr. 30, 2014	Jun. 21, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	May 31, 2013
Business Acquisition [Line Items]
Revenues			$ 8,503,232	$ 7,505,061	$ 35,409,992	$ 14,551,695
Cost of revenues			8,047,857	5,464,794	25,421,159	10,735,064
Gross Profit			455,375	2,040,267	9,988,833	3,816,631
Operating expenses
Selling, general and administrative			2,414,558	1,905,504	10,325,631	4,233,374
Total operating expenses			2,704,111	1,905,504	12,866,472	4,395,617
Income (loss) from operations			(2,248,736)	134,763	(2,877,639)	(578,986)
OTHER INCOME (EXPENSE)
Loss on debt conversion	(11,063)				(11,063)
Loss on extinguishment of liability		(9,297)				(96,297)
Interest expense, net			(778,545)	(139,810)	(4,744,776)	(399,494)
Benefit for deferred income taxes					5,639,233
Net income			(3,130,602)	(24,851)	(2,395,053)	(1,198,134)
Deemed dividend					(720,424)
Cumulative dividend			(72,250)		(205,078)
Net income attributable to common shareholders			(3,202,852)	(24,851)	(3,320,555)	(1,198,134)
AES [Member]
OTHER INCOME (EXPENSE)
Loss on extinguishment of liability							(87,000)
Pro Forma [Member]
Business Acquisition [Line Items]
Revenues					44,120,806	26,587,954
Cost of revenues					30,670,316	18,557,835
Gross Profit					13,450,490	8,030,119
Operating expenses
Selling, general and administrative					13,735,852	5,357,769
Total operating expenses					13,735,852	5,357,769
Income (loss) from operations					(285,362)	2,672,350
OTHER INCOME (EXPENSE)
Loss on debt conversion					(11,063)
Loss on extinguishment of liability						(96,297)
Interest expense, net					(5,021,035)	(2,628,351)
Loss before income taxes					(5,317,460)	(52,298)
Benefit for deferred income taxes					5,639,233	5,490,251
Net income					321,773	5,437,953
Deemed dividend					(720,424)
Cumulative dividend					(205,078)
Net income attributable to common shareholders					$ (603,729)	$ 5,437,953